Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Accounts Receivable, Net of Allowance for Doubtful Account [Line Items]
Total accounts receivable, net	$ 8,144,307	$ 1,046,839	$ 14,557,523
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Account [Line Items]
Total accounts receivable, net	8,144,307	1,046,839	14,547,396
Within 31 to 60 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Account [Line Items]
Total accounts receivable, net			$ 10,127